Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.00267	$ 0.00267
Preferred shares, shares authorized	3,750,000	3,750,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	10,349,266	10,142,694
Ordinary shares, shares outstanding	10,349,266	10,142,694